Document and Entity Information	Dec. 20, 2024
Prospectus:
Document Type	497
Entity Central Index Key	0002034406
Entity Registrant Name	Tortoise Capital Series Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Dec. 20, 2024
Document Creation Date	Jan. 23, 2025
Document Effective Date	Jan. 23, 2025
Prospectus Date	Dec. 20, 2024
Tortoise Power and Energy Infrastructure Fund | Tortoise Power and Energy Infrastructure Fund
Prospectus:
Trading Symbol	TPZ